Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Payments Made to Related Parties for Purchase of Advertising Services

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

Aegis Media (Noncontrolling interest holder of Vizeum)	5,109	21,615	3,748
Wasu Digital (Equity method investee)	385	43	378

Total	5,494	21,658	4,126

Advertising agency business
Schedule of Related Party Transaction

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

Revenue from related parties
Chongqing Changhui (Equity method investee)	1,107	114	407
Aegis Media (Noncontrolling interest holder of Vizeum)	5,841	6,923	7,778
Wasu Digital (Equity method investee)	—	477	—
Total	6,948	7,514	8,185

Receipts of payments from related parties
Chongqing Changhui (Equity method investee)	5,626	8,114	8,321
Aegis Media (Noncontrolling interest holder of Vizeum)	3,257	28,867	20,355
Wasu Digital (Equity method investee)	—	76	—

Total	8,883	37,057	28,676

Other Transactions
Schedule of Related Party Transaction

The related party balances as of December 31, 2012 and 2013 were US$1,938 and US$3,480 in amount due from related parties and US$13,310 and US$9,144 in amount due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

	December 31, 2012	December 31, 2013

Amount due from related parties
Mr. Zhu Hong Gang (shareholder)	—	121
Aegis Media (Noncontrolling interest holder of Vizeum)	571	2,797
Chongqing Changhui (Equity method investee)	1,133	320
Wasu Digital (Equity method investee)	154	159
Mr. Fu Rao (shareholder)	80	83

Total	1,938	3,480

	December 31, 2012	December 31, 2013

Amount due to related parties
Wasu Digital(Equity method investee)	751	524
Mr. Zhu Hong Gang(shareholder)	164	168
Aegis Media (Noncontrolling interest holder of Vizeum)	12,226	8,439
Chongqing Changhui (Equity method investee)	169	13

Total	13,310	9,144